Securitisations and Covered Bonds - Disclosure of Analysis of Securitisations and Covered Bonds (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount	£ 208,441	£ 176,472
Gross assets	25,646	24,984
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	4,856	3,680
Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	4,106	3,674
Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	750	6
Holmes | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	2,214	1,646
Fosse | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	1,892	2,028
Motor | Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	0	6
Repton | Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	750	0
Euro 35bn Global Covered Bond Programme | Covered bond programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 20,790	£ 21,304